Vanguard Total Bond Market II Index Fund Investment Objectives and Goals - Investor Prospectus [Member] - Vanguard Total Bond Market II Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Total Bond Market II Index Fund (the “Fund”) seeks to track the performance of a broad, market-weighted bond index.